Commitments (Details) (Convertible Notes Issued May 9, 2012 [Member], USD $)	Jun. 30, 2013
Convertible Notes Issued May 9, 2012 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 47,500
Debt, gross	$ 71,250
New interest rate due to debt default, per terms of the note agreement	22.00%
Percentage owed on principal balance due to debt default, per terms of note agreement.	150.00%